Consolidated Quarterly Holdings Report
for
Fidelity® Series Commodity Strategy Fund
October 31, 2021
SCR-S-NPRT1-1221
1.899304.113
U.S. Treasury Obligations - 9.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 11/4/21 to 12/2/21 (b) (Cost $699,988,604)	700,000,000	699,978,548

Money Market Funds - 86.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c) (Cost $6,550,607,699)	6,549,786,832	6,551,096,790

TOTAL INVESTMENT IN SECURITIES - 95.2% (Cost $7,250,596,303)	7,251,075,338
NET OTHER ASSETS (LIABILITIES) - 4.8% (d)	369,531,372
NET ASSETS - 100.0%	7,620,606,710

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Futures Contracts
CBOT Corn Contracts (United States)	627	Dec 2021	17,814,638	849,138	849,138
CBOT KC HRW Wheat Contracts (United States)	145	Dec 2021	5,696,688	335,155	335,155
CBOT Soybean Contracts (United States)	238	Jan 2022	14,869,050	150,113	150,113
CBOT Soybean Meal Contracts (United States)	231	Jan 2022	7,632,240	187,286	187,286
CBOT Soybean Oil Contracts (United States)	337	Jan 2022	12,344,310	100,975	100,975
CBOT Wheat Contracts (United States)	249	Dec 2021	9,620,738	492,344	492,344
CME Lean Hogs Contracts (United States)	173	Dec 2021	5,264,390	216,215	216,215
CME Live Cattle Contracts (United States)	232	Dec 2021	11,996,720	10,909	10,909
COMEX Copper Contracts (United States)	162	Dec 2021	17,708,775	218,794	218,794
COMEX Gold 100 oz. Contracts (United States)	212	Dec 2021	37,832,480	154,349	154,349
COMEX Silver Contracts (United States)	88	Dec 2021	10,532,385	332,736	332,736
ICE Brent Crude Contracts (United Kingdom)	349	Nov 2021	29,222,810	1,943,745	1,943,745
ICE Coffee 'C' Contracts (United States)	167	Dec 2021	12,772,369	714,543	714,543
ICE Cotton No. 2 Contracts (United States)	105	Dec 2021	6,029,625	807,763	807,763
ICE Low Sulphur Gasoil Contracts (United States)	165	Jan 2022	11,639,125	(53,966)	(53,966)
ICE Sugar No. 11 Contracts (United States)	474	Feb 2022	10,230,058	(184,097)	(184,097)
LME Aluminum Contracts (United Kingdom)	229	Jan 2022	15,560,550	(551,228)	(551,228)
LME Nickel Contracts (United Kingdom)	69	Jan 2022	8,056,854	119,009	119,009
LME Zinc Contracts (United Kingdom)	125	Jan 2022	10,578,906	291,421	291,421
NYMEX Gasoline RBOB Contracts (United States)	97	Dec 2021	9,429,122	(6,411)	(6,411)
NYMEX Natural Gas Contracts (United States)	830	Dec 2021	47,002,070	(1,969,635)	(1,969,635)
NYMEX NY Harbor ULSD Contracts (United States)	89	Dec 2021	9,184,976	(81,122)	(81,122)
NYMEX WTI Crude Oil Contracts (United States)	443	Dec 2021	36,171,040	769,414	769,414

TOTAL FUTURES CONTRACTS					4,847,450
The notional amount of futures purchased as a percentage of Net Assets is 4.7%

Total Return Swaps
Underlying Reference(1)	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount ($)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Canadian Imperial Bank Of Commerce	Nov 2021	162,000,000	15,773,365	0	15,773,365
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Canadian Imperial Bank Of Commerce	Jan 2022	167,000,000	8,454,836	0	8,454,836
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Canadian Imperial Bank Of Commerce	Feb 2022	150,000,000	(2,117,077)	0	(2,117,077)
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Canadian Imperial Bank Of Commerce	Feb 2022	140,000,000	(1,100,529)	0	(1,100,529)
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Citibank, N.A.	Nov 2021	166,000,000	15,020,752	0	15,020,752
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Dec 2021	123,000,000	8,728,681	0	8,728,681
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Dec 2021	100,000,000	7,818,847	0	7,818,847
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Jan 2022	150,000,000	8,166,838	0	8,166,838
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A..	Jan 2022	147,000,000	10,475,957	0	10,475,957
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Credit Suisse International	Nov 2021	100,000,000	7,669,756	0	7,669,756
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Credit Suisse International	Dec 2021	124,000,000	8,799,646	0	8,799,646
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Credit Suisse International	Jan 2022	150,000,000	7,594,164	0	7,594,164
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Credit Suisse International	Feb 2022	178,000,000	539,600	0	539,600
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Credit Suisse International	Feb 2022	140,000,000	(1,100,529)	0	(1,100,529)
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Nov 2021	157,000,000	15,289,974	0	15,289,974
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Nov 2021	120,000,000	9,217,589	0	9,217,589
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Dec 2021	175,000,000	17,841,339	0	17,841,339
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Dec 2021	151,000,000	19,157,820	0	19,157,820
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Dec 2021	180,000,000	22,830,133	0	22,830,133
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Dec 2021	118,000,000	9,224,364	0	9,224,364
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Jan 2022	145,000,000	5,818,930	0	5,818,930
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Feb 2022	150,000,000	(1,011,923)	0	(1,011,923)
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Nov 2021	167,000,000	14,499,067	0	14,499,067
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Nov 2021	150,000,000	13,609,707	0	13,609,707
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Nov 2021	133,000,000	10,741,430	0	10,741,430
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Dec 2021	175,000,000	17,848,339	0	17,848,339
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Jan 2022	152,000,000	8,280,227	0	8,280,227
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Feb 2022	190,000,000	2,317,083	0	2,317,083
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Merrill Lynch International	Nov 2021	200,000,000	16,152,526	0	16,152,526
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Merrill Lynch International	Nov 2021	190,000,000	17,188,367	0	17,188,367
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 7 basis points	At Maturity	Merrill Lynch International	Dec 2021	147,000,000	10,686,433	0	10,686,433
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Merrill Lynch International	Dec 2021	126,000,000	13,589,443	0	13,589,443
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 7 basis points	At Maturity	Merrill Lynch International	Dec 2021	80,000,000	6,333,326	0	6,333,326
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 10 basis points	At Maturity	Merrill Lynch International	Jan 2022	117,000,000	6,844,877	0	6,844,877
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 10 basis points	At Maturity	Merrill Lynch International	Jan 2022	110,000,000	7,290,792	0	7,290,792
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Merrill Lynch International	Jan 2022	106,000,000	7,555,572	0	7,555,572
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 10 basis points	At Maturity	Merrill Lynch International	Feb 2022	192,000,000	2,340,317	0	2,340,317
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Nov 2021	100,000,000	6,215,770	0	6,215,770
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Dec 2021	185,000,000	10,818,535	0	10,818,535
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Jan 2022	158,000,000	6,342,532	0	6,342,532
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Jan 2022	77,000,000	5,101,993	0	5,101,993
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Jan 2022	50,000,000	(705,692)	0	(705,692)
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Feb 2022	164,000,000	3,220,437	0	3,220,437
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Nov 2021	149,000,000	13,512,526	0	13,512,526
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Nov 2021	125,000,000	7,772,863	0	7,772,863
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Dec 2021	148,000,000	10,751,020	0	10,751,020
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Feb 2022	115,000,000	2,258,958	0	2,258,958
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Feb 2022	100,000,000	(674,560)	0	(674,560)
Bloomberg Commodity Index	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	UBS AG	Dec 2021	50,000,000	5,390,663	0	5,390,663
TOTAL RETURN SWAPS								418,375,084	0	418,375,084

(1)Each open total return swap is an agreement to receive the total return of the Bloomberg Commodity Index and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security has been segregated as collateral for bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $146,990,449.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Includes $32,198,997 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	6,712,738,561	1,344,886,355	1,506,528,126	980,464	-	-	6,551,096,790	10.8%
Total	6,712,738,561	1,344,886,355	1,506,528,126	980,464	-	-	6,551,096,790

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Consolidated Subsidiary

Fund	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain /loss ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Geode Series Commodity Return Cayman Ltd.	1,164,476,080	74,999,999	470,000,052	-	372,057,758	199,239,709	1,340,773,494

The Fund invests in certain commodity-related investments through Geode Series Commodity Return Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of October 31, 2021, the Fund held an investment of $1,340,773,494 in the Subsidiary, representing 17.6% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, the Fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. The Fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the commodities market.

Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure

Open swaps at period end are included in the Consolidated Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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